Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,333,000
Previously Paid Amount	0.00
Total Fee Amount	322.19
Total Offset Amount	0.00
Net Fee	322.19
Narrative - Max Aggregate Offering Price	$ 2,333,000
Final Prospectus	true